Segment Reporting - Summary of Major Customers (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer D [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%